New Accounting Pronouncements	12 Months Ended
Jan. 31, 2014
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements

(17) New Accounting Pronouncements

In July 2013, the FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”, which is effective for fiscal years beginning on or after December 15, 2013. This pronouncement provides explicit guidance on the presentation of unrecognized tax benefits when NOL carryforwards, tax credit carryforwards, or tax losses occur. Layne elected to adopt this pronouncement effective for the quarter ending July 31, 2013. Adoption of this pronouncement did not have a material impact on the Consolidated Financial Statements.

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which is effective for fiscal years (and interim periods within those years) beginning after December 15, 2012. This requires Layne to present information about significant items reclassified out of Accumulated Other Comprehensive Income (AOCI) either on the face of the income statement, as well as additional disclosures on changes in AOCI by component or as a separate disclosure in the notes to the Consolidated Financial Statements. Adoption of this pronouncement did not have a material impact on the Consolidated Financial Statements.

In July, 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. This guidance permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. If Layne determines that it is not more likely than not that the asset is impaired, it will have an option not to calculate annually the fair value of an indefinite-lived intangible asset. The adoption of ASU 2012-02 did not have a significant impact on the Consolidated Financial Statements.

The FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”), which is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2011. The provisions of ASU 2011-08 gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. Since Layne has chosen not to perform the optional qualitative assessment, the adoption of ASU 2011-08 did not have a significant impact on the Consolidated Financial Statements.